Oil and Gas Interests - Additional Information (Detail)	12 Months Ended
Jun. 30, 2014
Per Barrel Of Oil
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Sales prices used for the ceiling test	99.44
Natural Gas, Per Thousand Cubic Feet
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Sales prices used for the ceiling test	4.74